Basis of Presentation	6 Months Ended
Jun. 30, 2025
Basis of Presentation [Abstract]
Basis of Presentation
Note 1 - Basis of Presentation
Accounting Policies
These interim statements of the Genmab Group (Genmab or the Company) have been prepared in accordance with IAS 34 (Interim Financial Reporting) as issued by the International Accounting Standards Board (IASB) and in accordance with IAS 34 as endorsed by the European Union (EU) and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been audited by Genmab’s external auditors.
The interim report has been prepared using the same accounting policies as outlined in Section 1 – Basis of Presentation in the financial statements in the Genmab 2024 Annual Report (Annual Report), except as noted below. A number of amended standards became applicable for the current reporting period. There was no impact to Genmab’s financial statements as a result of adopting these amended standards. These interim financial statements should be read in conjunction with the Annual Report.
Functional and Presentation Currency Change
Management determined it is appropriate to change both the functional currency of the Genmab A/S legal entity and the presentation currency of the condensed consolidated financial statements from DKK to USD effective January 1, 2025. The change in functional currency was triggered by the commercialization of EPKINLY and was made to reflect that USD has become the predominant currency of the Genmab A/S legal entity. The change has been implemented with prospective effect. The change in presentation currency is applied retrospectively and was made to better reflect the Company’s financial position. Comparative figures for prior periods have been restated accordingly.
The condensed consolidated statements of comprehensive income and the condensed consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the condensed consolidated balance sheets, all assets and liabilities have been translated using the period-end exchange rates, and all resulting exchange differences have been recognized in accumulated other comprehensive income. Shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions. The DKK/USD exchange rates used to reflect the change in presentation currency were as follows:

	Q1 2024	Q2 2024	Q3 2024	Q4 2024
Average rate	0.1456	0.1443	0.1472	0.1433
Closing rate	0.1450	0.1435	0.1502	0.1400

The change in presentation currency resulted in the following impact on the December 31, 2024 condensed consolidated balance sheets:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Total assets	45,811	(39,397)	6,414
Total liabilities	9,114	(7,837)	1,277
Total shareholders' equity	36,697	(31,560)	5,137
The change in presentation currency resulted in the following impact on the three months ended June 30, 2024 condensed consolidated statements of comprehensive income:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Net profit	1,408	(1,205)	203
Comprehensive income	1,534	(1,361)	173

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 condensed consolidated statements of comprehensive income:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Net profit	2,733	(2,338)	395
Comprehensive income	2,907	(2,638)	269

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 condensed consolidated statements of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	June 30, 2024	Presentation currency change	June 30, 2024
Operating activities	3,026	(2,588)	438
Investing activities	(10,134)	8,654	(1,480)
Financing activities	(3,646)	3,121	(525)

The change in presentation currency resulted in the following impact on the three months ended June 30, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Earnings per share - basic	21.85	(18.70)	3.15
Earnings per share - diluted	21.7	(18.57)	3.13

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Earnings per share - basic	42.13	(36.04)	6.09
Earnings per share - diluted	41.85	(35.80)	6.05

Information about Geographical Areas
Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, product candidates, product sales or geographical markets and no segment information is currently prepared for internal reporting. Refer to Note 2.2 in the Annual Report for further details.
Reclassifications
In order to conform to the current period gross presentation for the first half of 2025, a reclassification of net $58 million has been made to the gross amounts presented for the first half of 2024 to move foreign exchange rate gains and losses related to marketable securities from gains and losses on foreign exchange rates to gains and losses on marketable securities. These reclassifications have no impact on the net amounts of financial items as presented in Note 6 - Financial Income and Expenses.
To facilitate the comparison of information across periods, a reclassification has been made to a prior period amount for cash (used in) investing activities of $11 million to conform to the current period’s presentation.
(In all accompanying tables, amounts of dollars expressed in millions, except per share amounts, unless otherwise noted.)